Company financial information (Tables)	12 Months Ended
Dec. 31, 2017
Company financial information
Statement of financial position

	At December 31,
	2017	2016
	€m	€m
Non-current assets
Investments in subsidiary undertakings	882	837
Receivables from subsidiary undertaking	642	730
	1,524	1,567
Current assets
Receivables from subsidiary undertaking	8	15
Cash and cash equivalents	32	4
	40	19
Total assets	1,564	1,586
Equity attributable to owners of the parent
Issued capital	—	—
Retained earnings	54	(15)
Total equity	54	(15)
Non-current liabilities
Borrowings	1,479	1,569
	1,479	1,569
Current liabilities
Interest payable	31	31
Other payables	—	1
	31	32
Total liabilities	1,510	1,601
Total equity and liabilities	1,564	1,586

Statement of comprehensive income

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Dividend income	133	270	—
Finance expense	(111)	(31)	—
Finance income	50	14	—
Profit before tax	72	253	—
Income tax	—	—	—
Profit and total comprehensive income for the year	72	253	—

Statement of cash flows

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Cash flows from operating activities
Cash generated from operations	—	—	—
Related party interest received	54	—	—
Interest paid	(105)	—	—
Net cash used in operating activities	(51)	—	—
Cash flows from investing activities
Repayment of loans from subsidiary undertakings	(3)	(404)	—
Contribution to subsidiary undertaking	(45)	(431)	—
Dividends received	133	270	—
Loans granted to subsidiary undertakings	—	(679)	—
Net cash received from/(used in) investing activities	85	(1,244)	—
Cash flows from financing activities
Net proceeds from borrowings	—	1,529	—
Dividends paid	(3)	(270)	—
Deferred debt issue costs paid	(3)	(12)	—
Net cash (outflow)/inflow from financing activities	(6)	1,247	—
Net increase in cash and cash equivalents	28	3	—
Cash and cash equivalents at the beginning of the year	4	1	1
Cash and cash equivalents at the end of the year	32	4	1

Summary of IFRS loss reconciliation

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	72	253	—
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(41)	(408)	(120)
Consolidated IFRS profit/(loss) for the year	31	(155)	(120)

Summary of IFRS equity reconciliation

	At December 31,
	2017	2016	2015
	€m	€m	€m
IFRS equity reconciliation:
Parent only—IFRS equity	54	(15)	(3)
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(2,583)	(2,975)	(2,371)
Consolidated—IFRS equity	(2,529)	(2,990)	(2,374)